                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21985

              HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.
               (Exact name of registrant as specified in charter)

                     8540 COLONNADE CENTER DRIVE, SUITE 401
                          RALEIGH, NORTH CAROLINA 27615
               (Address of principal executive offices) (Zip code)

                                DAVID B. PERKINS
                     8540 COLONNADE CENTER DRIVE, SUITE 401
                          RALEIGH, NORTH CAROLINA 27615
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                 HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL, L.P.

                                       AND

            HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

                        CONSOLIDATED FINANCIAL STATEMENTS

                        FOR THE PERIOD FROM APRIL 1, 2007

                              TO SEPTEMBER 30, 2007

                                    UNAUDITED

              HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

                                       AND

            HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

                        FOR THE PERIOD FROM APRIL 1, 2007

                              TO SEPTEMBER 30, 2007

                                TABLE OF CONTENTS

Statement of Assets, Liabilities and Partners' Capital ....................    1
Consolidated Statement of Operations ......................................    2
Consolidated Statement of Changes in Partners' Capital ....................    3
Consolidated Statement of Cash Flows ......................................    4
Consolidated Notes to Financial Statements ................................    5
Board of Directors' .......................................................   13
Fund Management ...........................................................   14
Other Information .........................................................   15
Financial Statements of Hatteras Master Fund, L.P. ........................    I

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
Investment in Hatteras Master Fund, L.P., at fair value
   (cost $73,598,437)                                                $75,191,777
Investment in Hatteras Master Fund, L.P. paid in advance              12,731,202
Cash and cash equivalents                                                 29,748
Prepaid assets                                                            16,311
Interest receivable                                                       13,030
                                                                     -----------
   TOTAL ASSETS                                                      $87,982,068
                                                                     ===========
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                    $12,744,600
Withholding tax payable                                                   55,620
Professional fees payable                                                 28,021
Accounting and administration fees payable                                18,617
Due to Investment Manager                                                 11,918
Printing fees payable                                                      3,141
Custodian fees payable                                                     1,351
Other accrued expenses                                                     6,326
                                                                     -----------
   TOTAL LIABILITIES                                                  12,869,594
                                                                     -----------
   PARTNERS' CAPITAL                                                  75,112,474
                                                                     -----------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                           $87,982,068
                                                                     ===========

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD FROM APRIL 1, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)

NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.
      Dividends                                                       $   87,962
      Interest                                                            41,664
      Expenses                                                          (259,689)
                                                                      ----------
      NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.     (130,063)
                                                                      ----------
FUND INVESTMENT INCOME
      Interest                                                            20,709
                                                                      ----------
OPERATING EXPENSES
      Withholding tax expense                                             57,120
      Accounting and administration fees                                  48,936
      Registration fees                                                   23,455
      Professional fees                                                   22,102
      Printing expenses                                                    5,200
      Custodian fees                                                       2,583
      Insurance fees                                                         657
      Other expenses                                                       4,800
                                                                      ----------
      TOTAL OPERATING EXPENSES                                           164,853
      Reimbursement from Investment Manager                               (8,276)
                                                                      ----------
      NET OPERATING EXPENSES                                             156,577
                                                                      ----------
NET INVESTMENT LOSS                                                     (265,931)
                                                                      ----------
NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
   ALLOCATED FROM HATTERAS MASTER FUND, L.P.
      Net realized gain on investments                                   665,303
      Net unrealized appreciation on investments                         970,320
                                                                      ----------
NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
   ALLOCATED FROM HATTERAS MASTER FUND, L.P.                           1,635,623
                                                                      ----------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS           $1,369,692
                                                                      ==========

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' CAPITAL (UNAUDITED)

                                            GENERAL      LIMITED        TOTAL
                                           PARTNER'S    PARTNERS'     PARTNERS'
                                            CAPITAL      CAPITAL       CAPITAL
                                           ---------   -----------   -----------
PARTNERS' CAPITAL, AT FEBRUARY 1, 2007      $    --    $        --   $        --
   Capital contributions                         --      4,022,904     4,022,904
   Net investment loss                           --        (61,498)      (61,498)
   Net realized gain on investments              --         18,050        18,050
   Net unrealized appreciation on
      investments                                --         73,821        73,821
   Accrued performance allocation from
      February 1, 2007 to March 31, 2007      6,107         (6,107)           --
                                            -------    -----------   -----------
PARTNERS' CAPITAL, AT MARCH 31, 2007        $ 6,107    $ 4,047,170   $ 4,053,277
                                            =======    ===========   ===========
   Capital contributions                         --     69,689,505    69,689,505
   Net investment loss                           --       (265,931)     (265,931)
   Net realized gain on investments              --        665,303       665,303
   Net unrealized appreciation on
      investments                                --        970,320       970,320
   Accrued performance allocation from
      April 1, 2007 to September
      30, 2007                               66,533        (66,533)           --
                                            -------    -----------   -----------
PARTNERS' CAPITAL, AT SEPTEMBER 30, 2007    $72,640    $75,039,834   $75,112,474
                                            =======    ===========   ===========

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM APRIL 1, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations         $  1,369,692
   Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating
      activities:
      Purchases of interests in Hatteras Master Fund, L.P.           (69,659,217)
      Net investment gain allocated from Hatteras Master
         Fund, L.P.                                                   (1,505,560)
      Increase in investment in Hatteras Master Fund, L.P. paid
         in advance                                                   (4,986,202)
      Decrease in due from Investment Manager                             19,132
      Increase in prepaid assets                                         (14,277)
      Increase in interest receivable                                    (11,703)
      Increase in due to Investment Manager                               11,918
      Increase in professional fees payable                               12,400
      Increase in accounting and administration fees payable               6,657
      Increase in witholding tax payable                                  53,620
      Increase in custodian fees payable                                     195
      Increase in other accrued expenses                                  (2,060)
      Increase in printing fees payable                                    3,141
                                                                    ------------
         NET CASH USED IN OPERATING ACTIVITIES                       (74,702,264)
                                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received
      in advance)                                                     74,655,105
                                                                    ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                    74,655,105
                                                                    ------------
Net change in cash and cash equivalents                                  (47,159)
Cash and cash equivalents at beginning of period                          76,907
                                                                    ------------
Cash and cash equivalents at end of period                          $     29,748
                                                                    ============

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

1.   ORGANIZATION

     Hatteras Multi-Strategy TEI Institutional Fund, L.P (the "Fund") was organized as a limited partnership under the laws of the State of Delaware on June 20, 2006 and commenced operations on February 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is designed for investment primarily by tax-exempt and tax-deferred investors (collectively, "Tax-Exempt Partners"). The Fund's investment objective is to generate consistent long-term appreciation and returns across all market cycles. Investors who acquire interests in the Fund ("Interests") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Fund. To achieve its objective, the Fund will provide its Limited Partners with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets in the Hatteras Multi-Strategy Offshore Institutional Fund, LDC, (the "Offshore Fund") a Cayman Islands limited duration company with the same investment objective as the Fund.

     The Offshore Fund serves solely as an intermediate entity through which the Fund will invest in the Master Fund, and commenced operations on February 1, 2007. The Offshore Fund enables Tax-Exempt Partners to invest without receiving certain income in a form that would otherwise be taxable to such Tax-Exempt Partners regardless of their tax-exempt status. The Offshore Fund will in turn invest substantially all of its assets in the Hatteras Master Fund, L.P., a Delaware limited partnership (the "Master Fund"), which is also registered under the 1940 Act.

     The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Neither the Offshore Fund nor the Fund will make independent investment decisions and neither investment or other discretion over the investable assets.

     At September 30, 2007, the Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns 11.52% of the beneficial interests in the Master Fund. These financials statements are the consolidation of the Fund and the Offshore Fund (together "the Funds"). Intercompany balances have been eliminated through consolidation.

     Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund (the "General Partner"). The General Partner has appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

     A. INVESTMENT VALUATION

     Valuation of the Offshore Fund's interest in the Master Fund is based on the investment in Underlying Funds held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund which are included elsewhere in this report.

     B. ALLOCATIONS FROM MASTER FUND

     As required by accounting principles generally accepted in the United States of America, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

     C. FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by the Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Funds are charged to each Fund. The Funds will also bear, as an investor in the Master Fund, its allocable portion of the fees and expenses of the Master Fund. Because the Funds bear their proportionate share of the management fees of the Master Fund, the Funds pay no direct management fee to the Investment Manager.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. TAX BASIS REPORTING

     Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Funds' allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. At September 30, 2007, the Funds held $29,748 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ALLOCATION OF LIMITED PARTNERS' CAPITAL

     Net profits or net losses of the Funds for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the partners' capital of the Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners' respective investment percentages.

     Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Master Fund.

     The Fund will maintain a separate capital account ("Capital Account") on its books for each Limited Partner. Each Limited Partner's capital account will have an opening balance equal to the Limited Partner's initial contribution to the capital of Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

3.   ALLOCATION OF LIMITED PARTNERS' CAPITAL (CONTINUED)

     contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner's Interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of net profits or net losses of the Fund.

4.   RELATED PARTY TRANSACTIONS

     The Investment Manager has contractually agreed to reimburse certain expenses for the initial period February 1, 2007 through February 28, 2009, so that the total annual expenses for this period will not exceed 1.75% for the Fund (the "Expense Limitation"). The agreement will automatically renew for one-year terms after the initial period until terminated by the Investment Manager or the Fund. The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the expense limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the expense limitation disclosed in the then effective confidential memorandum. As of September 30, 2007, the Fund has carried forward expenses of $47,067 which will begin to expire on February 28, 2010.

     The General Partner generally receives an annual performance-based allocation (the "Performance Allocation") with respect to the Capital Account of each Limited Partner. The Performance Allocation is calculated generally as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner's Capital Account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds (a) any Loss Carryforward Amount (as defined below) for such Limited Partner plus (b) the non-cumulative "hurdle amount" (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). The Performance Allocation with respect to each applicable Limited Partner's Capital Account shall be deducted from such Capital Account and allocated to the Capital Account of the General Partner.

     If at the end of any calendar year, the net losses allocated to a Limited Partner's Capital Account exceed the net profits so allocated, then a Loss Carryforward Amount shall be established for the Limited Partner. No Performance Allocation shall be deducted from the Capital Account of any Limited Partner unless the excess of net profits over net losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. If a Limited Partner withdraws completely from the Fund other than at the end of a calendar year, a Performance Allocation shall be made with respect to such Limited Partner's Capital Account as of the date of complete withdrawal as if such date were the end of a calendar year and the hurdle amount will be pro-rated.

     UMB Bank, n.a. serves as custodian of the Funds' assets and provides custodial services for the Funds. UMB Fund Services, Inc. serves as administrator and accounting agent to the Funds and provides certain accounting, record keeping and investor related services.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Funds pay a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.   FEDERAL INCOME TAXES

     For Federal income tax purposes, the Fund is treated as a partnership, and each partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund's income. Under current Cayman Islands legislation, there are no taxes payable by the Offshore Fund. The Offshore Fund has been advised by its United States counsel that it generally should not be subject to United States income tax, except as further detailed in the Fund's confidential offering memorandum. United States withholding taxes as described in the Fund's confidential offering memorandum have been recorded on the statement of operations.

6.   RISK FACTORS

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   LINE OF CREDIT

     On May 1, 2006, the Fund, along with other limited partners of the Master Fund, entered into a $20,000,000 unsecured, uncommitted revolving loan facility ("Facility"), for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts, the investment in new managers, or as general working capital. The facility was increased for a ninety day period on October 1, 2007 to $65,000,000 and will be reduced to $30,000,000 on November 26, 2007. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of (a) the prime commercial rate as announced from time to time, or (b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. The Fund did not directly borrow or pay Facility expenses during the period, rather the Master Fund paid all expenses related to the Facility for the period ended September 30, 2007 and allocated to the Fund it's proportional share of the expenses.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) (CONTINUED)

7.   LINE OF CREDIT (CONTINUED)

     At September 30, 2007 the Master Fund had $20,000,000 in borrowings outstanding under the Facility and $19,430 in fees and interest payable. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2007 was 7.50%, $677,596, and $20,000,000, respectively.

8.   REPURCHASE OF INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Fund generally expects to offer repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Fund does not intend to distribute to the partners any of the Fund's income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.   INDEMNIFICATION

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  CONSOLIDATED FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Fund's financial performance for the past period. The total returns in the table represent the rate that a limited partner would be expected to have earned or lost on an investment in the Fund.

     The ratios and total return amounts are calculated based on the limited partner group taken as a whole. The General Partner's interest is excluded from the calculations. An individual limited partner's ratios or returns may vary from the table below based on performance arrangements and the timing of capital transactions.

     The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners' capital. The ratios include the Fund's proportionate share of the Master Fund's income and expenses.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

10.  CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

     The portfolio turnover rate is calculated based on the Master Fund's investment activity, as turnover occurs at the Master Fund level and the Funds are invested 100% in the Master Fund.

                                                                  FOR THE PERIOD FROM
                                                                    FEBRUARY 1, 2007
                                            FOR THE PERIOD FROM     (COMMENCEMENT OF
                                              APRIL 1, 2007 TO       OPERATIONS) TO
                                             SEPTEMBER 30, 2007     MARCH 31, 2007*
                                            -------------------   -------------------
Total return amortizing organization
   expenses and before Performance
   Allocation**                                        --**                2.51%
Organization expense                                   --                 (2.07)%
                                                  -------               -------
Total return before Performance
   Allocation                                       5.14%                 0.44%
Performance Allocation                              (0.10)%               (0.15)%
                                                  -------               -------
Total return after expensing
   organizational expenses and
   Performance Allocation                           5.04%                 0.29%
                                                  =======               =======
Limited Partners' capital,
   end of year (000)                              $75,040               $ 4,047
Portfolio Turnover Rate (Master Fund)                3.45%                14.03%
Net investment loss before Performance
   Allocation *                                     (0.74)%              (10.38)%
Operating expenses, excluding
   reimbursement from Investment Manager
   and Performance Allocation*                       1.18%                13.00%
Performance Allocation                               1.49%                 0.59%
                                                  -------               -------
Total expenses and Performance Allocation
   before reimbursement from Investment
   Manager                                           2.66%                13.59%
Reimbursement to Investment Manager                  0.02%                (1.42)%
                                                  -------               -------
Net expenses                                         2.68%                12.17%
                                                  =======               =======

* Net investment loss and expense ratios are annualized, except for organizational expenses and the Performance Allocation.

** Total return is not annualized and is indicative of amortizing organizational expenses over 60 months for tax purposes.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

11.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007.

     Management has determined the Interpretation has no significant impact, if any, on the Fund's financial statements.

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value hierarchy that distinguishes between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

12.  SUBSEQUENT EVENTS

     Effective October 1, 2007 and November 1, 2007, there were additional capital contributions of $12,744,600 and $25,249,000, respectively.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                             Term of
                                             Office;
                           Position(s)       Length        Principal Occupation(s) During Past 5   Number of Portfolios in Fund
                            Held with        of Time       years and Other Directorships Held by   Complex' Overseen by
Name, Address & Age         the Fund         Served        Director                                Director or Officer
-------------------       ------------   ---------------   -------------------------------------   ----------------------------
INTERESTED DIRECTORS
David B. Perkins, 45          Chief        3 year term;    Mr. Perkins has been Chairman and CEO                 5
1000 Watermeet Lane         Executive    Since Inception   since inception of the Funds. Mr.
Raleigh, NC 27614          Officer and                     Perkins became the President and
                           Chairman of                     Managing Principal of the Investment
                          the Board of                     Manager in September 2003 and became
                            Directors                      the co-founder and Managing Partner
                                                           of CapFinancial Partners, LLC in
                                                           April 2003. Prior to that, he was
                                                           Managing Partner at Wachovia
                                                           Securities Financial Network, Inc.
                                                           from June 2002 to September 2003 and
                                                           Managing Principal of CapTrust
                                                           Financial Advisors, LLC from October
                                                           1997 to June 2002.

INDEPENDENT DIRECTORS
Steve E. Moss, 54           Director:      3 year term;    Mr. Moss has been a member of HMKCT                   5
918 Meadow Lane            Chairman of    Since December   Properties, LLC since January 1996.
Henderson, NC 27536         the Audit          2004
                            Committee

H. Alexander Holmes, 65     Director:      3 year term;    Mr. Holmes founded Holmes Advisory                    5
3408 Landor Road              Audit       Since December   Services, LLC, a financial
Raleigh, NC 27609           Committee          2004        consultation firm, in 1993.
                             Member

Gregory S. Sellers, 48      Director:      3 year term;    Mr. Sellers became the Chief                          5
2643 Steeplechase Road        Audit       Since December   Financial Officer and a director of
Gastonia, NC 28056          Committee          2004        Kings Plush, Inc., a fabric
                             Member                        manufacturer, in April 2003. Prior to
                                                           that, he was the Vice President of
                                                           Finance at Parksdale Mills, Inc., a
                                                           cotton and cotton blend yarns
                                                           producer, from January 1991 to April
                                                           2003.

Art Lottes, 54              Director:      3 year term;    Mr. Lottes was the President of                       5
4813 Wynneford Way            Audit       Since November   CARQUEST Corporation, an automotive
Raleigh, NC 27615           Committee          2006        aftermarket company until December
                             Member                        2005. Mr. Lottes was a Board member
                                                           of CARQUEST and General Partner until
                                                           December 2005.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                           Position(s)       Length        Principal Occupation(s) During Past 5   Number of Portfolios in Fund
                            Held with        of Time       years and Other Directorships Held by   Complex' Overseen by
Name, Address & Age         the Fund         Served        Director                                Director or Officer
-------------------       ------------   ---------------   -------------------------------------   ----------------------------
OFFICERS
J. Michael Fields, 34         Chief           Since        Mr. Fields has been the CFO since                    N/A
8540 Colonnade Center       Financial       Inception      inception of the Funds. Mr. Fields
Drive,                       Officer                       became a Director of the Investment
Suite 401                                                  Manager in September 2003. Prior to
Raleigh, NC 27615                                          joining the Investment Manager, Mr.
                                                           Fields was employed by CapTrust
                                                           Financial Advisors from August 2002
                                                           to September 2003. Prior to joining
                                                           CapTrust, Mr. Fields was employed by
                                                           Morgan Stanley in Atlanta, Georgia
                                                           from January 2000 to August 2002.

Denise Buchanan, 45           Chief           Since        Ms. Buchanan has been the CCO since                  N/A
8540 Colonnade Center      Compliance       Inception      inception of the Funds. Ms. Buchanan
Drive,                       Officer                       became the Compliance Officer with
Suite 401                                                  CapFinancial Partners, LLC
Raleigh, NC 27615                                          ("CapTrust") in November 2003. Prior
                                                           to joining CapTrust, Ms. Buchanan was
                                                           President of Broker/Dealer Sales &
                                                           Consulting, Inc. from 2001 to
                                                           November 2003. Previously, Ms.
                                                           Buchanan was the Director of
                                                           Compliance for Atlantic Capital
                                                           Management, LLC from 1996 to 2001.

Vickey Collins, 41          Secretary         Since        Ms. Collins has been the Secretary of                N/A
8540 Colonnade Drive,                       Inception      the Funds since inception. She became
Suite 401                                                  the Operations Manager for the
Raleigh, NC 27615                                          Investment Manager in September 2004.
                                                           Prior to joining the Investment
                                                           Manager, she was employed with
                                                           McKinely Capital Management from 1994
                                                           to 2004.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

OTHER INFORMATION (UNAUDITED)

PROXY VOTING

     For free information regarding how the Fund voted proxies during the period ended September 30, 2007, or to obtain a free copy of the Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      Tab I

                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

             FOR THE PERIOD FROM APRIL 1, 2007 TO SEPTEMBER 30, 2007

                                    UNAUDITED

                           HATTERAS MASTER FUND, L.P.

             FOR THE PERIOD FROM APRIL 1, 2007 TO SEPTEMBER 30, 2007

                                    UNAUDITED

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    1
Statement of Assets, Liabilities and Partners' Capital ....................    5
Statement of Operations ...................................................    6
Statements of Changes in Partners' Capital ................................    7
Statement of Cash Flows ...................................................    8
Notes to Financial Statements .............................................    9
Board of Directors ........................................................   17
Fund Management ...........................................................   18
Other Information .........................................................   19

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

                                   (PIE CHART)

Real Estate Composite             (7.06%)
Other assets less liabilities     (0.76%)
Absolute Return                  (21.68%)
Energy and Natural Resources     (14.19%)
Enhanced Fixed Income            (18.00%)
Opportunistic Equity             (30.21%)
Private Equity Composite          (8.10%)

                                                         COST        FAIR VALUE
                                                     ------------   ------------
INVESTMENTS IN UNDERLYING FUNDS (99.21%)

   ABSOLUTE RETURN (21.68%)
      Black River Commodity Multi Strategy Fund,
         L.P. (a, b)                                 $  7,000,000   $  7,798,805
      Black River Global Multi-Strategy Leveraged
         Fund, LLC (a, b)                               6,000,000      6,882,135
      Broad Peak Fund, LP (a,b)                        12,000,000     11,963,719
      Courage Special Situations Fund, L.P. (a,b)       4,827,675      5,724,157
      DE Shaw Composite Fund, LLC (a, b)               16,000,000     17,406,063
      Montrica Global Opportunities Fund, L.P.
         (a, b)                                        16,000,000     17,050,637
      OZ Asia Domestic Partners, L.P. (a, b)           15,000,000     16,296,769
      Paulson Partners Enhanced, L.P. (a, b)            7,000,000      9,720,788
      PSAM WorldArb Partners, LP (a, b)                 6,000,000      5,831,338
      Smith Breeden Mortgage Partners, L.P. (a, b)      4,413,258      5,390,035
      Stark Investments, L.P. (a, b)                   12,000,000     13,525,391
      Waterstone Market Neutral Fund, L.P. (a, b)      11,000,000     11,648,786
      Wellington Partners, LLC (a,b)                   12,785,759     16,604,440
      Whitebox Diversified Convertible Arbitrage
         Fund, L.P. (a, b)                              9,000,000      9,146,068
                                                                    ------------
                                                                     154,989,131
                                                                    ------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

                                                         COST        FAIR VALUE
                                                     ------------   ------------
   ENERGY AND NATURAL RESOURCES (14.19%)
      Arclight Energy Partners Fund III, LP (a, b)   $  2,771,871   $ 2,793,068
      Cambridge Energy, L.P. (a, b)                     2,566,534     4,668,365
      CamCap Resources, L.P. (a, b)                    11,000,000    11,480,055
      Centennial Energy Partners, L.P. (a, b)          11,000,000    11,868,239
      Chilton Global Natural Resources Partners,
         LP (a,b)                                      12,000,000    12,797,874
      EnerVest Energy Institutional Fund X-A, L.P.
         (a, b)                                         2,806,717     3,011,775
      EnerVest Energy Institutional Fund XI-A,
         L.P. (a, b)                                    2,099,621     1,984,231
      Merit Energy Partners F-II, L.P. (a, b)             342,071       342,307
      Natural Gas Partners Energy Tech, L.P.
         (a, b)                                           477,857       433,334
      Natural Gas Partners VIII, L.P. (a, b)            2,710,276     3,174,699
      Ospraie Special Opportunities Fund, L.P.
         (a, b)                                         5,000,000     5,506,190
      Quantum Energy Partners IV, LP (a,b)              1,207,766     1,028,237
      Southport Energy Plus Partners, L.P. (a, b)       7,083,819    12,208,434
      State Street Research Energy and Natural
         Resources Hedge Fund, LLC (a, b)              11,700,000    11,534,361
      Touradji Deeprock Partners, L.P. (a, b)           4,000,000     4,498,559
      Treaty Oak Partners, L.P. (a, b)                 11,000,000    14,171,025
                                                                    -----------
                                                                    101,500,753
                                                                    ------------
   ENHANCED FIXED INCOME (18.00%)
      Anchorage Short Credit Fund II, L.P. (a,b)       13,000,000    12,584,557
      ARX Global High Yield Securities Fund I,
         L.P. (a,b)                                    14,000,000    14,444,909
      BDCM Partners I, L.P. (a,b)                      13,500,000    13,744,030
      Contrarian Capital Fund I, L.P. (a,b)            10,880,064    13,560,768
      D.B. Zwirn Special Opportunities Fund, L.P.
         (a,b)                                          6,500,000     8,187,613
      Drawbridge Special Opportunities Fund, L.P.
         (a,b)                                         12,300,000    13,439,732
      Greylock Global Opportunity Fund, L.P. (a,b)      4,922,405     5,714,412
      Halcyon Europe L.P. (a,b)                        12,000,000    12,299,524
      Lazard Emerging Income, L.P. (a,b)                3,000,000     3,712,728
      Ore Hill Fund, L.P. (a,b)                         7,221,928     8,666,982
      The Rohatyn Group Local Currency Opportunity
         Partners, L.P. (a,b)                           6,000,000     6,102,066
      Z Capital Partners I, L.P. (a,b)                 17,000,000    16,232,254
                                                                    -----------
                                                                    128,689,575
                                                                    ------------
   OPPORTUNISTIC EQUITY (30.18%)
      Algebris Global Financials Fund, LP (a, b)        6,000,000     7,891,612
      Artis Technology Qualified 2X, L.P. (a, b)        7,000,000     9,273,982
      Asian Century Quest Fund (QP) L.P. (a, b)         7,000,000     8,143,307
      CCM Small Cap Value Qualified Fund, L.P.
         (a, b)                                         2,500,000     3,213,773
      Criterion Horizons Fund, LP (a, b)               14,000,000    15,798,176
      CRM Windridge Partners, L.P. (a, b)               4,522,017     5,228,940

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

                                                         COST        FAIR VALUE
                                                     ------------   ------------
   OPPORTUNISTIC EQUITY (30.18%) (CONTINUED)
      DE Shaw Oculus Fund LLC (a, b)                 $ 13,000,000   $ 14,125,838
      Ellerston Global Equity Managers Fund (U.S.)
         L.P. (a,b)                                    13,000,000     14,858,147
      GMO Mean Reversion Fund A (a, b)                  5,770,065      6,963,656
      Gradient Europe Fund, L.P. (a, b)                 8,500,000     13,011,545
      Healthcor, L.P. (a, b)                           11,000,000     14,481,056
      Liberty Square Strategic Partners IV (Asia),
         L.P. (a, b)                                   13,000,000     13,502,625
      Samlyn Onshore Fund, L.P. (a, b)                  8,000,000      9,452,824
      Sansar Capital, L.P. (a, b)                      10,000,000     12,887,365
      SCP Ocean Fund, L.P. (a, b)                       4,002,947      6,806,630
      SR Global Fund, L.P. (Class C) International
         (a, b)                                         3,457,674      7,141,305
      SR Global Fund, L.P. (Class F) Europe (a, b)      6,959,403      6,884,930
      SR Global Fund, L.P. (Class G) Emerging
         (a, b)                                         5,281,970     10,293,020
      Standard Pacific Japan Fund, L.P. (a, b)          6,500,000      7,157,622
      The Platinum Fund Ltd. (Class A) (a, b)           2,535,461      3,409,539
      The Raptor Global Fund, L.P. (a, b)               8,000,000      8,006,182
      Visium Long Bias Fund, L.P. (a, b)               15,964,983     17,287,044
                                                                    ------------
                                                                     215,819,118
                                                                    ------------
   PRIVATE EQUITY COMPOSITE (8.10%)
      Actis Umbrella Fund, L.P. (a, b)                  1,835,886      1,983,911
      BDCM Opportunity Fund II, L.P. (a, b)             1,601,449      1,461,863
      Brazos Equity Fund II, L.P. (a, b)                1,981,957      1,802,457
      Carlyle Japan Partners II, L.P. (a, b)              233,036        193,591
      CJIP II Co-Invest, L.P.  (a, b)                      49,224         46,171
      Carlyle Partners V, L.P. (a, b)                     684,065        645,540
      Claremont Creek Ventures, L.P. (a, b)               565,000        489,700
      Crosslink Crossover Fund IV, L.P. (a, b)          4,403,262      6,034,721
      Crosslink Crossover Fund V, L.P. (a, b)           4,000,000      4,585,404
      Dace Ventures I, L.P. (a, b)                        303,402        274,665
      Darwin Private Equity I, L.P.  (a, b)               117,168             82
      Encore Consumer Capital Fund, L.P. (a, b)         1,784,957      2,397,912
      Gavea Investment Fund II A, L.P. (a, b)           2,500,000      2,543,710
      Great Point Partners VII, L.P. (a, b)               645,000        970,919
      Halifax Fund II, L.P. (a, b)                        515,263        397,203
      Hancock Park Capital III, L.P. (a, b)             1,800,000      2,113,805
      HealthCor Partners Fund, L.P. (a, b)                167,566         95,386
      Integral Capital Partners VII, L.P. (a, b)        6,000,000      8,175,517
      Lighthouse Capital Partners VI, L.P. (a, b)         500,000        500,000
      OCM European Principal Opportunties Fund,
         L.P. (a, b)                                    3,440,307      4,266,141
      OCM Mezzanine Fund II, L.P. (a, b)                2,975,316      3,050,258

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

                                                         COST        FAIR VALUE
                                                     ------------   ------------
   PRIVATE EQUITY COMPOSITE (8.10%) (CONTINUED)
      Pipe Equity Partners, LLC (a, b)               $  3,824,693   $  4,746,099
      Private Equity Investment Fund IV, L.P.
         (a, b)                                         1,256,349      1,294,249
      Roundtable Healthcare Partners II, L.P.
         (a, b)                                         1,091,981      1,037,590
      Sanderling Venture Partners VI Co-Investment
         Fund, L.P. (a,b)                                 500,000        444,047
      Sanderling Venture Partners VI, L.P. (a, b)         600,000        536,285
      Sterling Capital Partners II, L.P. (a, b)         1,260,668      1,483,182
      Sterling Capital Partners III, L.P. (a, b)          620,073        592,471
      Strategic Value Global Opportunities Fund
         I-A, LP (a,b)                                  3,997,239      3,896,837
      The Column Group, L.P. (a, b)                       138,577        121,575
      VCFA Private Equity Partners IV, L.P. (a, b)        741,858        834,681
      VCFA Venture Partners V, L.P. (a, b)                800,000        746,537
      Voyager Capital Fund III, L.P. (a, b)               243,622        182,511
                                                                    ------------
                                                                      57,945,020
                                                                    ------------
   REAL ESTATE COMPOSITE (7.06%)
      Benson Elliot Real Estate Partners II, L.P.
         (a, b)                                         1,528,076      1,422,414
      Colony Investors VII, L.P. (a, b)                 3,001,697      3,359,368
      Colony Investors VIII, L.P. (a, b)                  921,651        949,151
      ING Clarion CRA Hedge Fund, L.P. (a, b)           2,356,915      3,447,724
      ING Clarion Global, L.P. (a, b)                   3,000,000      3,547,758
      Oak Hill Plus, L.P.  (a, b)                       7,000,000      7,659,586
      ORBIS Real Estate Fund I, L.P.  (a, b)              979,079        854,952
      Patron Capital III, L.P.  (a, b)                      8,515            465
      Phoenix Asia Real Estate Investment II, L.P.
         (a, b)                                         1,157,388      1,157,387
      Rockwood Capital Real Estate Partners Fund
         VII, LP (a, b)                                 3,353,603      3,293,557
      Security Capital Preferred Growth, Inc. b         1,714,043      1,508,488
      Third Avenue Real Estate Opportunities Fund,
         LLC (a,b)                                      9,000,000      9,320,261
      Transwestern Mezzanine Realty Partner II,
         LLC (b)                                        1,843,736      1,860,253
      WCP Real Estate Fund I, LP  (a, b)                4,113,515      3,943,257
      Wells Street Global Partners, LP (a, b)           6,686,675      8,190,087
                                                                    ------------
                                                                      50,514,708
                                                                    ------------
                                                                     709,458,305
                                                                    ------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS
      (COST $620,954,952)
INVESTMENTS IN OPTIONS (0.03%)
   OPPORTUNISTIC EQUITY (0.03%)
      EEP Option Straddle                                 680,800        192,601
                                                                    ------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS AND
      OPTIONS (COST $ 621,635,752)                                   709,650,906
   OTHER ASSETS LESS LIABILITIES (0.76%)                               5,405,732
                                                                    ------------
   PARTNERS' CAPITAL - 100.00%                                      $715,056,638
                                                                    ============

a- Non-income producing

b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of September 30, 2007 was $620,954,952 and $709,458,305 respectively.

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL - SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS

Investments in Underlying Funds, at fair value
   (cost $620,954,952)                                              $709,458,305
Investments in Underlying Funds paid in advance                       65,626,846
Cash and cash equivalents                                                830,438
Receivable from redemption of Underlying Funds                           323,599
Investment in Options (cost $680,800)                                    192,601
Prepaid assets                                                            62,545
Withholding tax refund receivable                                         26,478
Dividends and interest receivable                                            896
                                                                    ------------
    TOTAL ASSETS                                                    $776,521,708
                                                                    ============

LIABILITIES AND PARTNERS' CAPITAL

Contributions received in advance                                   $ 40,656,225
Line of credit loan payable                                           20,000,000
Management fee payable                                                   596,097
Accounting and administration fees payable                                85,331
Professional fees payable                                                 68,630
Line of credit fees payable                                               19,430
Custodian fees payable                                                    18,952
Risk management expense payable                                           16,287
Other accrued expenses                                                     4,118
                                                                    ------------
   TOTAL LIABILITIES                                                  61,465,070
                                                                    ------------
   PARTNERS' CAPITAL                                                 715,056,638
                                                                    ------------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                          $776,521,708
                                                                    ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF OPERATIONS - APRIL 1, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                        $  1,464,159
   Interest                                                              451,557
                                                                    ------------
   TOTAL INVESTMENT INCOME                                             1,915,716
                                                                    ------------
OPERATING EXPENSES
   Management fee                                                      2,971,280
   Accounting and administration fees                                    232,889
   Risk management expense                                               208,398
   Professional fees                                                     113,905
   Insurance expense                                                      53,170
   Line of credit fees                                                    36,667
   Custodian fees                                                         32,147
   Board of directors' fees                                               30,000
   Interest expense                                                       25,833
   Compliance consulting fees                                              7,500
   Printing expense                                                        4,659
   Other expenses                                                         20,355
                                                                    ------------
   TOTAL OPERATING EXPENSES                                            3,736,803
                                                                    ------------
   NET INVESTMENT LOSS                                                (1,821,087)
                                                                    ------------
NET REALIZED GAIN AND CHANGE IN UNREALIZED
   APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS
   Net realized gain on investments in Underlying Funds                2,076,293
   Net increase in unrealized appreciation on
      investments in Underlying Funds                                 28,316,832
                                                                    ------------
   NET REALIZED GAIN AND CHANGE IN UNREALIZED
      APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS                 30,393,125
                                                                    ------------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM
   OPERATIONS                                                       $ 28,572,038
                                                                    ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL (UNAUDITED)

                                                                       LIMITED
                                                                      PARTNERS'
                                                                      CAPITAL*
                                                                    ------------
PARTNERS' CAPITAL, AT MARCH 31, 2006                                $213,520,988
   Capital contributions                                             207,108,880
   Capital withdrawals                                               (23,130,271)
   Net investment loss                                                (3,115,957)
   Net realized gain on investments in Underlying
      Funds                                                            2,322,022
   Net increase in unrealized appreciation on
      investments in Underlying Funds                                 35,414,077
                                                                    ------------
PARTNERS' CAPITAL, AT MARCH 31, 2007                                $432,119,739
   Capital contributions                                             259,825,457
   Capital withdrawals                                                (5,460,596)
   Net investment loss                                                (1,821,087)
   Net realized gain on investments in Underlying
      Funds                                                            2,076,293
   Net increase in unrealized appreciation on
      investments in Underlying Funds                                 28,316,832
                                                                    ------------
PARTNERS' CAPITAL, AT SEPTEMBER 30, 2007                            $715,056,638
                                                                    ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF CASH FLOWS - APRIL 1, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from
   operations                                                      $  28,572,038
   Adjustments to reconcile net increase in partners'
      capital resulting from investment operations to
      net cash used in operating activities:
      Purchases of Underlying Funds                                 (259,482,116)
      Proceeds from redemptions of Underlying Funds                   19,572,519
      Net realized gain on investments in Underlying
         Funds                                                        (2,076,293)
      Net increase in unrealized appreciation on
         investments in Underlying Funds                             (28,316,832)
      Increase in investments in Underlying Funds
         paid in advance                                             (48,310,299)
      Decrease in receivable from redemption of
         Underlying Funds                                              5,580,665
      Decrease in prepaid assets                                          63,266
      Decrease in dividends and interest receivable                       26,120
      Increase in management fee payable                                 225,363
      Increase in accounting and administration fees
         payable                                                          26,461
      Decrease in professional fees payable                              (28,145)
      Increase in line of credit fees payable                             15,297
      Increase in custodian fees payable                                   8,282
      Increase in risk management expense payable                         12,678
      Decrease in interest expense payable                               (16,250)
      Increase in other accrued expenses                                   4,118
                                                                   -------------
   Net cash used in operating activities                            (284,123,128)
                                                                   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions
      received in advance)                                           271,112,305
   Capital withdrawals (net of redemptions payable)                  (18,140,596)
   Line of credit borrowings                                          17,000,000
                                                                   -------------
Net cash used in financing activities                                269,971,709
                                                                   -------------
Net change in cash and cash equivalents                              (14,151,419)
Cash and cash equivalents at beginning of period                      14,981,857
                                                                   -------------
Cash and cash equivalents at end of period                         $     830,438
                                                                   =============
Supplemental Disclosure of Interest Paid                           $       9,583
                                                                   =============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION

     Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an "Underlying Fund") or by placing assets in an account directly managed by the Advisor. The Master Fund commenced operations on January 1, 2005. Prior to January 1, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

     Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner has initially appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

     On January 3, 2005, the Master Fund received capital contributions totaling $116,269,458, including contributions in the form of transfers-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statement.

HATTERAS MASTER FUND, L.P.

     A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B. INVESTMENT INCOME

     Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

     C. FUND EXPENSES

     The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

     D. INCOME TAXES

     The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

HATTERAS MASTER FUND, L.P.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. At September 30, 2007, the Master Fund held $830,438 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. ALLOCATION OF PARTNERS' CAPITAL

     Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

     In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners' capital determined as of the last day of the month (before repurchase of interests).

HATTERAS MASTER FUND, L.P.

     Each member of the Board who is not an "interested person" of the Master Fund (the "Independent Board"), as defined by the 1940 Act, receives an annual retainer of $15,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     UMB Bank, n.a. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5. INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the period ended September 30, 2007 amounted to $259,482,116. Total proceeds from redemptions of Underlying Funds for the period ended September 30, 2007 amounted to $17,496,226. The cost of investments in Underlying Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds.

6. RISK FACTORS

     An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of the Master Fund. Underlying Funds generally require the Advisor to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Underlying Funds' governing agreements. No guarantee or representation is made that the investment objective will be met.

HATTERAS MASTER FUND, L.P.

7. LINE OF CREDIT

     On May 1, 2006, the Master Fund entered into a $20,000,000 unsecured, uncommitted revolving loan facility ("Facility"), for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts; the investment in new managers; or as general working capital. The facility was increased for a ninety day period on October 1, 2007 to $65,000,000 and will be reduced to $30,000,000 on November 26, 2007. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of a) the prime commercial rate as announced from time to time, or b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At September 30, 2007 the Master Fund had $20,000,000 in borrowings outstanding under the Facility and $19,430 in fees and interest payable. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2007 was 7.50%, $677,596, and $20,000,000,
     respectively.

8. REPURCHASE OF PARTNERS' INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. On March 31, 2006, the Investment Manager recommended to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Master Fund does not intend to distribute to the partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9. INDEMNIFICATION

     In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. COMMITMENTS

     As of September 30, 2007, the Master Fund had outstanding investment commitments to Underlying Funds totaling $ 109,958,424.

HATTERAS MASTER FUND, L.P.

11. FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund. The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions.

     The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for the periods less than a year.

                                          FOR THE SIX                                    FOR THE PERIOD FROM
                                          MONTH PERIOD                                      JANUARY 1, 2005
                                             ENDED                                         (COMMENCEMENT OF
                                         SEPTEMBER 30,   FOR THE YEARS ENDED MARCH 31,   OPERATIONS) THROUGH
                                              2007            2007            2006          MARCH 31, 2005
                                         -------------   -------------   -------------   -------------------
Total return amortizing organizational
expenses*                                        --**            --**            --**             0.23%
Total return                                   5.49%           9.31%          13.79%              0.17%
Partners' capital, end of period (000)     $715,057        $432,120        $213,521           $116,827
Portfolio Turnover                             3.45%          14.03%          19.35%              3.72%

ANNUALIZED RATIOS:
Net Investment loss                           (0.32)%         (0.96)%         (1.23)%            (1.43)%
Total Expenses                                 0.65%           1.39%           1.52%              1.50%

* Return is indicative of amortizing organizational expenses over 60 months for tax purposes.

**   Organizational costs were fully expensed as of 3/31/05.

HATTERAS MASTER FUND, L.P.

12. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007. Management has recently begun to evaluate the application of the Interpretation to the Master Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Master Fund's financial statements.

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Master Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Master Fund's financial statements.

13. SUBSEQUENT EVENTS

     Effective October 1, 2007 and November 1, 2007, there were additional capital contributions of $40,906,226 and $52,066,408 respectively. Effective October 1, 2007 there were redemptions of $6,650,000. There were additional contributions effective as of October 1, 2007 of $89,738,623 resulting from the Agreement and Plan of Reorganization described in the note below.

     Effective October 1, 2007 according to a reorganization plan (the "Master Fund Agreement") approved by the Board and the Topiary Fund Board by and between the Master Fund and Topiary Master Fund For Benefit Plan Investors
     (BPI) LLC (the "Topiary Master Fund"), the Topiary Master Fund transferred to the Master fund substantially all of the Topiary Master Fund's assets and liabilities in exchange for limited partnership interests in the Master Fund.

     Effective October 1, 2007 According to The Agreement and Plan of Reorganization (the "TEI Agreement" and, together with the Master Fund Agreement, the "Agreements") by and between the Hatteras Multi-Strategy TEI Fund, L.P. (the "TEI Fund" and, together with the Master Fund, the "Hatteras Funds")) and Topiary Benefit Plan Investor Fund LLC (the "Topiary Feeder Fund"), the Topiary Feeder Fund transferred substantially all of the assets and liabilities of to the TEI Fund in exchange for limited partnership interests in the TEI Fund,

HATTERAS MASTER FUND, L.P.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONCLUDED)

13. SUBSEQUENT EVENTS (CONTINUED)

     and distributed such limited partnership interests in the Master Fund to the members of the Topiary Feeder Fund in accordance with their respective interests (such transaction referred to as the "Feeder Fund Reorganization" and, together with Master Fund Reorganization, the "Reorganizations").

HATTERAS MASTER FUND, L.P.

BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                             Term of
                                             Office;
                           Position(s)       Length        Principal Occupation(s) During Past 5   Number of Portfolios in Fund
                            Held with        of Time       years and Other Directorships Held by   Complex' Overseen by
Name, Address & Age         the Fund         Served        Director                                Director or Officer
-------------------       ------------   ---------------   -------------------------------------   ----------------------------
INTERESTED DIRECTORS
David B. Perkins, 45          Chief        3 year term;    Mr. Perkins has been Chairman and CEO                 5
1000 Watermeet Lane         Executive    Since Inception   since inception of the Funds. Mr.
Raleigh, NC 27614          Officer and                     Perkins became the President and
                           Chairman of                     Managing Principal of the Investment
                          the Board of                     Manager in September 2003 and became
                            Directors                      the co-founder and Managing Partner
                                                           of CapFinancial Partners, LLC in
                                                           April 2003. Prior to that, he was
                                                           Managing Partner at Wachovia
                                                           Securities Financial Network, Inc.
                                                           from June 2002 to September 2003 and
                                                           Managing Principal of CapTrust
                                                           Financial Advisors, LLC from October
                                                           1997 to June 2002.

INDEPENDENT DIRECTORS
Steve E. Moss, 54           Director:      3 year term;    Mr. Moss has been a member of HMKCT                   5
918 Meadow Lane            Chairman of    Since December   Properties, LLC since January 1996.
Henderson, NC 27536         the Audit          2004
                            Committee

H. Alexander Holmes, 65     Director:      3 year term;    Mr. Holmes founded Holmes Advisory                    5
3408 Landor Road              Audit       Since December   Services, LLC, a financial
Raleigh, NC 27609           Committee          2004        consultation firm, in 1993.
                             Member

Gregory S. Sellers, 48      Director:      3 year term;    Mr. Sellers became the Chief                          5
2643 Steeplechase Road        Audit       Since December   Financial Officer and a director of
Gastonia, NC 28056          Committee          2004        Kings Plush, Inc., a fabric
                             Member                        manufacturer, in April 2003. Prior to
                                                           that, he was the Vice President of
                                                           Finance at Parksdale Mills, Inc., a
                                                           cotton and cotton blend yarns
                                                           producer, from January 1991 to April
                                                           2003.

Art Lottes, 54              Director:      3 year term;    Mr. Lottes was the President of                       5
4813 Wynneford Way            Audit       Since November   CARQUEST Corporation, an automotive
Raleigh, NC 27615           Committee          2006        aftermarket company until December
                             Member                        2005. Mr. Lottes was a Board member
                                                           of CARQUEST and General Partner until
                                                           December 2005.

HATTERAS MASTER FUND, L.P.

FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                           Position(s)       Length        Principal Occupation(s) During Past 5   Number of Portfolios in Fund
                            Held with        of Time       years and Other Directorships Held by   Complex' Overseen by
Name, Address & Age         the Fund         Served        Director                                Director or Officer
-------------------       ------------   ---------------   -------------------------------------   ----------------------------
OFFICERS
J. Michael Fields, 34         Chief          Since         Mr. Fields has been the CFO since                    N/A
8540 Colonnade Center       Financial      Inception       inception of the Funds. Mr. Fields
Drive,                       Officer                       became a Director of the Investment
Suite 401                                                  Manager in September 2003. Prior to
Raleigh, NC 27615                                          joining the Investment Manager, Mr.
                                                           Fields was employed by CapTrust
                                                           Financial Advisors from August 2002
                                                           to September 2003. Prior to joining
                                                           CapTrust, Mr. Fields was employed by
                                                           Morgan Stanley in Atlanta, Georgia
                                                           from January 2000 to August 2002.

Denise Buchanan, 45           Chief          Since         Ms. Buchanan has been the CCO since                  N/A
8540 Colonnade Center      Compliance      Inception       inception of the Funds. Ms. Buchanan
Drive,                       Officer                       became the Compliance Officer with
Suite 401                                                  CapFinancial Partners, LLC
Raleigh, NC 27615                                          ("CapTrust") in November 2003. Prior
                                                           to joining CapTrust, Ms. Buchanan was
                                                           President of Broker/Dealer Sales &
                                                           Consulting, Inc. from 2001 to
                                                           November 2003. Previously, Ms.
                                                           Buchanan was the Director of
                                                           Compliance for Atlantic Capital
                                                           Management, LLC from 1996 to 2001.

Vickey Collins, 41          Secretary        Since         Ms. Collins has been the Secretary of                N/A
8540 Colonnade Drive,                      Inception       the Funds since inception. She became
Suite 401                                                  the Operations Manager for the
Raleigh, NC 27615                                          Investment Manager in September 2004.
                                                           Prior to joining the Investment
                                                           Manager, she was employed with
                                                           McKinely Capital Management from 1994
                                                           to 2004.

HATTERAS MASTER FUND, L.P.

OTHER INFORMATION (UNAUDITED)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

     At a meeting of the Board of the Master Fund held on February 28, 2007, by a unanimous vote, the Board of the Master Fund, including a majority of the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the "Agreement").

     In advance of the meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Limited Partners of the Master Fund managed by the Investment Manager (collectively, the "Funds"). The materials also included comparisons of the performance of each of the Master Fund's investment sectors versus a relevant benchmark.

     The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement.

     DISCUSSION OF FACTORS CONSIDERED

     The Board reviewed various materials relating to the Investment Manager, including materials furnished by the Investment Manager. These materials included information about the Investment Manager's personnel, organizational structure, operations and financial condition. Management discussed with the Independent Directors the Investment Manager's business plans regarding ownership of the Manager, stability and retention of management and improvements in the Funds' distribution and marketing.

     The Board considered, among other things, various matters relating to the organizational capabilities of the Investment Manager, including: (1) the nature and stability of the ownership of the Investment Manager; (2) the nature of the Investment Manager's portfolio management experience and resources, including the experience of relevant personnel; and (3) the Investment Manager's resources, practices and procedures to address regulatory compliance matters.

     The Board concluded that the Investment Manager has sufficient resources to fulfill effectively the Investment Manager's duties under the Agreement.

     The Board also considered other information, including: (1) the terms of the Agreement; (2) the standard of care applicable to the Investment Manager under the Agreement; (3) information regarding the performance of and fees paid by certain similar private funds managed by the Investment Manager; (4) information compiled by the Investment Manager intended to gauge the

HATTERAS MASTER FUND, L.P.

OTHER INFORMATION (UNAUDITED) (CONCLUDED)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

     behavior of the Investment Manager's portfolio management strategy during periods of historical or hypothetical market stress; (5) the Funds' investment performance and expense ratios and the investment performance and expense ratios of other investment companies with similar investment styles to the Funds; and (6) the structure of, and the method used to determine, the compensation of portfolio managers.

     The Board gave consideration to the fees payable under the Agreement, including: (1) the fees to be paid to the Investment Manager and the Investment Manager's anticipated expenses in providing its services, and the fact that certain affiliates of the Investment Manager provide other services to the Funds and receive payment for these services; and (2) a comparison of the fees payable under the Agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Master Fund, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Investment Manager.

     The Board also considered possible economies of scale that might be recognized in the future at different asset levels. In this regard the Board considered the amount of assets in the Master Fund; the placement agent agreements currently in force to increase the Funds' penetration in various distribution channels; the information provided by the Investment Manager relating to its estimated costs; and information comparing the fee rate to be charged by the Investment Manager (which does not include fee breakpoints) with fee rates charged by other unaffiliated investment managers to their clients. The Board considered all factors and no one factor alone was deemed dispositive.

PROXY VOTING

     A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling 1-800-504-9070.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.


By (Signature and Title)* /s/ DAVID B. PERKINS
                          -----------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date DECEMBER 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ DAVID B. PERKINS
                          -----------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date DECEMBER 3, 2007


By (Signature and Title)* /s/ J. MICHAEL FIELDS
                          -----------------------------------------------------
                          J. Michael Fields, Chief Financial  Officer
                          (principal financial officer)

Date DECEMBER 3, 2007

* Print the name and title of each signing officer under his or her signature.